EQUIPMENT ON OPERATING LEASES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EQUIPMENT ON OPERATING LEASES
Equipment on operating leases			$ 931,536	$ 830,607
Less residual reserve				(599)
Less accumulated depreciation			(177,165)	(182,391)
Equipment on operating leases, net	797,842		754,371	647,617
Depreciation expense	27,171	26,933	107,836	110,314	117,848
Lease payments owed to the company for equipment under non-cancelable operating leases
2013			97,177
2014			58,575
2015			23,712
2016			8,818
2017 and thereafter			1,815
Total			$ 190,097